CUSTOMER DEPOSITS (Details 1) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of Customer Deposits [Line Items]
Balances on term deposits from customers	$ 62,616,163	$ 20,984.0		$ 58,006,144
Less than a year [member]
Disclosure of Customer Deposits [Line Items]
Balances on term deposits from customers	44,746,591
2019
Disclosure of Customer Deposits [Line Items]
Balances on term deposits from customers	8,672,896
2020
Disclosure of Customer Deposits [Line Items]
Balances on term deposits from customers	2,872,870
4
Disclosure of Customer Deposits [Line Items]
Balances on term deposits from customers	1,418,289
After 2021
Disclosure of Customer Deposits [Line Items]
Balances on term deposits from customers	$ 4,905,517

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.